Mobile Financial Services activities - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	€ 539	€ 656
Current financial assets related to Mobile Financial Services activities	3,262	2,742
Mobile Financial Services, operating segment [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	644	772
Mobile Financial Services, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	539
Current financial assets related to Mobile Financial Services activities	3,271	2,747
Orange Bank | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	539
Current financial assets related to Mobile Financial Services activities	3,254
Total	3,793	3,370
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	3
Total	3	3
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Investments securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	3
Total	3	3
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	266
Current financial assets related to Mobile Financial Services activities	5
Total	271	296
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	266
Current financial assets related to Mobile Financial Services activities	5
Total	271	296
Orange Bank | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	45
Total	45	50
Orange Bank | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	37
Total	37	42
Orange Bank | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	8
Total	8	8
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	225
Current financial assets related to Mobile Financial Services activities	3,248
Total	3,474	3,021
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [member]
Categories of financial assets [abstract]
Current financial assets related to Mobile Financial Services activities	2,486
Total	2,486	2,517
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [member]
Categories of financial assets [abstract]
Current financial assets related to Mobile Financial Services activities	762
Total	762	191
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | IFRS Fixed Income Securities [Member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	225
Current financial assets related to Mobile Financial Services activities	1
Total	€ 226	310
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Total		€ 2